LOANS - Financial leasing portfolio - Contracts receivable (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Gross investment	$ 24,746,146	$ 23,672,540
Net investment	15,295,331	14,481,614
Up to 1 year
Disclosure of financial assets [line items]
Gross investment	4,012,082	3,718,951
Net investment	2,714,800	2,280,167
From 1 to 5 years
Disclosure of financial assets [line items]
Gross investment	10,105,384	9,735,614
Net investment	6,267,950	5,831,107
More than 5 years
Disclosure of financial assets [line items]
Gross investment	10,628,680	10,217,975
Net investment	$ 6,312,581	$ 6,370,340